DEFERRED CHARGES (Tables)	12 Months Ended
Jul. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of deferred charges

Deferred charges for the fiscal years ended July 31, 2017 and 2016 consist of the following:

	July 31, 2017		July 31, 2016
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Leasing brokerage commissions	$3,059,615	$1,089,934	$2,942,583	$1,134,929
Professional fees for leasing	405,447	294,208	405,448	269,338
Total	$3,465,062	$1,384,142	$3,348,031	$1,404,267

Schedule of estimated aggregate amortization expense

The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows:

Fiscal Year	Amortization
2018	$305,729
2019	$246,986
2020	$203,629
2021	$196,512
2022	$175,421